Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2020
Other Components of Equity [Abstract]
Other Components of Equity
Other components of equity of the parent as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Other capital surplus	￦	1,226,364	1,224,105
Accumulated other comprehensive income (loss)		(280,730)	(409,577)
Other equity		13,294,973	13,294,973

	￦	14,240,607	14,109,501

Changes in other capital surplus
Changes in other capital surplus for the years ended December 31, 2019 and 2020 are as follows:

		2019			2020

		Gains on disposal of treasury stocks	Others	Subtotal	Gains on disposal of treasury stocks	Others	Subtotal
		In millions of won
Beginning balance	￦	387,524	847,301	1,234,825	387,524	838,840	1,226,364
Issuance of share capital of subsidiary		—	—	—	—	(148)	(148)
Others		—	(8,461)	(8,461)	—	(2,111)	(2,111)

Ending balance	￦	387,524	838,840	1,226,364	387,524	836,581	1,224,105

Changes in accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Financial asset at fair value through other comprehensive income valuation reserve	Shares in other comprehensive income of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	(81,708)	123,553	(350,245)	(50,170)	(358,570)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax		(10,891)	—	—	—	(10,891)
Shares in other comprehensive income of associates and joint ventures, net of tax		—	19,343	—	—	19,343
Foreign currency translation of foreign operations, net of tax		—	—	55,347	—	55,347
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	14,041	14,041

Ending balance	￦	(92,599)	142,896	(294,898)	(36,129)	(280,730)

		2020
		Financial asset at fair value through other comprehensive income valuation reserve	Shares in other comprehensive income of investments in associates and joint ventures	Reserve for overseas operations translation credit	Reserve for gain (loss) on valuation of derivatives	Total
		In millions of won
Beginning balance	￦	(92,599)	142,896	(294,898)	(36,129)	(280,730)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax		(8,533)	—	—	—	(8,533)
Shares in other comprehensive Income(loss) of associates and joint ventures, net of tax		—	(132,805)	—	—	(132,805)
Foreign currency translation of foreign operations, net of tax		—	—	(46,032)	—	(46,032)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		—	—	—	58,523	58,523

Ending balance	￦	(101,132)	10,091	(340,930)	22,394	(409,577)

Changes in other equity
Other equity as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Statutory revaluation reserve	￦	13,295,098	13,295,098
Changes in other equity		(125)	(125)

	￦	13,294,973	13,294,973